Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll and other employee benefits	$ 862	$ 155
Professional fees	1,379	108
Research and development costs	1,895
Operating lease liabilities, current portion	2,240	209
Other accrued expenses	598	53
Total accrued expenses and other current liabilities	$ 6,974	$ 525